Share-Based Compensation - Performance-based Nonvested Shares (Details) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of year	918	766	1,049
Number of shares granted	540	384	211
Vested	(140)	(241)	(258)
Forfeited/canceled/adjusted	(336)	9	(236)
Outstanding at end of year	982	918	766
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 31.19	$ 25.86	$ 22.75
Granted	45.91	36.84	30.89
Vested	37.91	22.92	17.57
Forfeited/canceled/adjusted	37.70	22.20	25.62
Outstanding at end of year	$ 33.43	$ 31.19	$ 25.86